Stockholders' Equity (Details 4) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of stock options	1 year 9 months 11 days
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%	0.00%
Expected volatility		172.00%
Expected volatility, Minimum	158.00%
Expected volatility, Maximum	168.00%
Risk fee interest rate, Minimum	1.53%	0.62%
Risk fee interest rate, Maximum	1.73%	1.46%
Expected life of stock options	5 years
Expected forfeitures	0.00%	0.00%
Warrant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.30	$ 0.15
Expected life of stock options		3 years 10 months 24 days
Warrant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.37	$ 1.65
Expected life of stock options		5 years